RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
RECEIVABLES

Trade receivables are non-interest-bearing and are generally on terms of 30 to 90 days.

	December 31, 2019	December 31, 2018	December 31, 2017
Input tax recoverable	$20,741	$36,399	$10,562
Trade receivable	195,433	-	24,091
Subscriptions receivable	30,497	-	-
	$246,671	$36,399	$34,653

During the year ended December 31, 2019, the Company wrote-off $16,304 (2018 - $21,004. 2017 - $61,202) of receivables which are no longer expected to be recovered.